UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT             DECEMBER 31, 2010

International Bond Fund

Table of Contents

President’s Letter	2
Market Perspective	3
Major Currency and Global Bond Market Returns	3

Performance	4
Portfolio Commentary	6
Portfolio at a Glance	8
Bond Holdings by Country	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Notes to Financial Statements	20
Financial Highlights	27

Other Information

Additional Information	33

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

  Jonathan Thomas

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended December 31, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Market Perspective

By Dave MacEwen, Chief Investment Officer, Fixed Income

International bonds posted positive returns for U.S. investors during the six months ended December 31, 2010, though the bulk of the advance in overseas bond markets was driven by currency fluctuations. The U.S. dollar depreciated versus many of the world’s major currencies during the period, boosting international bond returns.

The greenback tumbled by more than 8% versus both the euro and the Japanese yen, with the yen reaching a 15-year high against the U.S. currency in October. Currencies in countries with commodity-driven economies—such as Australia, New Zealand, Canada, and Norway—fared even better against the U.S. dollar, appreciating by 10% or more for the period as improving global economic conditions boosted commodity prices.

Outside of the currency factor, international bonds experienced intermittent volatility during the six months but finished the period little changed overall. Bond markets rallied sharply in the first half of the period as evidence of slowing economic activity sparked fears of a global “double-dip” recession (a return to recession after a brief economic recovery), leading to increased demand for the relative safety of government bonds. In this environment, the best performers were the larger, more liquid bond markets such as the U.K. and France, while the Japanese bond market lagged.

Global bond markets tumbled during the latter half of the six-month period as signs of improving economic growth in many regions of the world led investors to begin pricing in higher inflation down the road. In addition, sovereign debt concerns in Europe resurfaced as Ireland became the second country (after Greece) to receive financial assistance from the European Union. As a result, bond yields rose and bond prices fell, retracing virtually all of their gains from earlier in the period.

Excluding currency effects, Japan’s bond market gained ground modestly for the six months, while European bond markets declined slightly. Within Europe, the U.K. was the best-performing market, while bond markets in peripheral European countries—including Portugal, Ireland, Italy, and Spain—underperformed.

Major Currency and Global Bond Market Returns
For the six months ended December 31, 2010*
Currency Returns**
U.S. Dollar vs. Euro	–8.55%
U.S. Dollar vs. Japanese Yen	–8.12%
International Bond Market Returns (in dollars)
JPMorgan Global Traded Government Bond (unhedged) Index, ex. — United States	8.86%
JPMorgan Global Traded Government Bond (unhedged) Index	6.02%

*	Total returns for periods less than one year are not annualized.

**	All percentage changes in foreign exchange rates are calculated on the basis of that currency per 1 U.S. dollar.

Performance

Total Returns as of December 31, 2010
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEGBX	7.45%	0.15%	5.42%	7.00%	6.16%	1/7/92
Fund benchmark(2)	—	8.61%	1.59%	6.90%	8.29%	6.89%(3)	—
JPMorgan Global Traded Government Bond (unhedged) Index	—	6.02%	6.42%	7.35%	7.12%	6.56%(3)	—
Institutional Class	AIDIX	7.51%	0.35%	5.62%	—	5.32%	8/2/04
A Class(4) No sales charge* With sales charge*	AIBDX	7.29% 2.47%	-0.10% -4.60%	5.11% 4.15%	6.72% 6.23%	4.58% 4.19%	10/27/98
B Class No sales charge* With sales charge*	AIQBX	6.86% 1.86%	-0.83% -4.83%	— —	— —	2.66% 1.78%	9/28/07
C Class No sales charge* With sales charge*	AIQCX	6.86% 5.86%	-0.83% -0.83%	— —	— —	2.66% 2.66%	9/28/07
R Class	AIBRX	7.16%	-0.34%	—	—	3.18%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	The fund benchmark is comprised of the JPMorgan Global Traded Government Bond (unhedged) Index with the U.S. excluded and Japan weighted at 15%.

(3)	Since 12/31/91, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Growth of $10,000 Over 10 Years
$10,000 investment made December 31, 2000

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.82%	0.62%	1.07%	1.82%	1.82%	1.32%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Portfolio Managers: John Lovito and Federico Garcia Zamora

Performance Summary

International Bond returned 7.45%* for the six months ended December 31, 2010. By comparison, the JPMorgan Global Traded Government Bond (unhedged) Index (JPM GTGBI) returned 6.02%, while the fund’s benchmark (the JPM GTGBI with the U.S. excluded and Japan weighted at 15%) returned 8.61%.

With global bond markets generally flat for the six-month period, the positive returns for both the fund and its benchmark were driven almost entirely by a weaker U.S. dollar. When the dollar declines against other currencies, returns on international investments increase for U.S. investors. The lower return for the JPM GTGBI resulted from its U.S. bond component, which did not benefit from the currency weakness.

Despite International Bond’s solid absolute performance, it trailed the return of its benchmark for the six-month period. It’s worth noting that the return for the benchmark was calculated as of 4:00 pm London time (11:00 am Eastern U.S. time) on the last day of the period, while the fund’s return was calculated as of 4:00 pm Eastern U.S. time. Currency fluctuations in between these times can have an impact on relative performance. In addition, the fund’s results reflect operating expenses, while the benchmark’s return do not.

Portfolio Positioning

One contributing factor to International Bond’s underperformance of its benchmark for the six months was an underweight position in the Japanese bond market. We have maintained an underweight position in Japan for some time as we see little upside opportunity with Japanese bond yields hovering near record low levels. However, Japanese bonds held up better than other markets around the world, particularly as bonds fell late in the period.

The fund’s bond positioning within continental Europe also weighed on performance compared with the benchmark. Overweight positions in peripheral European countries such as Portugal and Ireland, combined with underweight positions in France and Italy, detracted the most. On the positive side, an overweight position in the U.K. added value early in the six-month period.

We made several adjustments to the fund’s bond market positioning during the period. We reallocated some assets within continental Europe, taking advantage of relative values. Most notably, we shifted funds from France into Germany, and we moved from an overweight position to an underweight in the U.K., taking profits after that trade proved successful. We also began to reduce the fund’s underweight position in the Japanese bond market toward the end of the period, moving back toward a neutral position versus the benchmark.

International Bond maintained its exposure to non-government securities, which comprised approximately 10% of the portfolio throughout the six months. This positioning added value during the period as riskier assets generally outperformed.

*	All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

The fund was positioned for a flatter yield curve (a narrower gap between long- and short-term interest rates) in both the European and U.S. bond markets. This strategy was a modestly negative contributor as yield spreads between long- and short-term bonds widened overall for the period. We have maintained this positioning in the U.S. market but eliminated it in core Europe.

Currency Positioning

Our currency positioning for the portfolio added value overall for the six months. An emphasis on currencies in Australia, New Zealand, Canada, and Norway—countries with stable fiscal situations, commodity-based economies, and meaningful exposure to rapidly growing emerging economies—contributed positively to performance as these currencies outperformed markedly during the six-month period.

An underweight position in the U.S. dollar also contributed favorably to relative results, but the fund’s underweights in the Japanese yen and the euro detracted as both currencies advanced versus the dollar.

A Look Ahead

Despite the recent positive news on the global economic front, we continue to anticipate a “recovery with headwinds” as we move into 2011. Central banks around the world are expected to maintain an accommodative monetary policy, which should keep interest rates relatively low. However, the global economy faces obstacles that may hinder growth, such as additional consumer deleveraging, uncertain fiscal and tax policies, and austerity measures in Europe.

As a result, economic growth is likely to be widely variable from country to country. Those countries with fiscal strength and trade ties to emerging markets—which should grow at a faster pace than developed economies—should fare well, and the fund’s currency exposure is positioned to benefit from that trend. From a bond market perspective, we will continue to focus on those markets that offer the best relative values.

One area of recent concern has been the sovereign debt situation in Europe, where a number of countries are facing budget deficits that far exceed the guidelines established by the European Monetary Union. This state of affairs has weighed heavily on those bond markets. There is no question that a number of European countries will need to implement austerity measures and lower their cost structure to bring their deficits under control, and this will not happen overnight. But in the end, we think these difficulties—and the volatility that is likely to accompany them—will lead to greater fiscal integration across the European Union. We are currently seeing just the first step in that process.

Portfolio at a Glance
As of 12/31/10
Weighted Average Life	9.3 years
Average Duration (Effective)	6.8 years

Bond Holdings by Country
% of net assets as of 12/31/10
Germany(1)	15.6%
United Kingdom	13.3%
Japan	12.4%
France(1)	6.5%
Finland(1)	5.2%
Austria(1)	5.0%
Belgium(1)	4.8%
Spain(1)	4.7%
Netherlands(1)	4.7%
Portugal(1)	4.6%
Italy(1)	4.2%
Ireland(1)	4.0%
Canada	3.6%
Multi-National	2.8%
Denmark	2.6%
Australia	1.8%
Sweden	1.5%
United States	0.2%
Cash and Equivalents(2)	2.5%
(1)These countries are members of the eurozone. (2)Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio
% of net assets as of 12/31/10
Government Bonds	89.3%
Credit	8.0%
Short-Term Investments	0.2%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	0.6%

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 – 12/31/10	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,074.50	$4.29	0.82%
Institutional Class	$1,000	$1,075.10	$3.24	0.62%
A Class	$1,000	$1,072.90	$5.59	1.07%
B Class	$1,000	$1,068.60	$9.49	1.82%
C Class	$1,000	$1,068.60	$9.49	1.82%
R Class	$1,000	$1,071.60	$6.89	1.32%
Hypothetical
Investor Class	$1,000	$1,021.07	$4.18	0.82%
Institutional Class	$1,000	$1,022.08	$3.16	0.62%
A Class	$1,000	$1,019.81	$5.45	1.07%
B Class	$1,000	$1,016.03	$9.25	1.82%
C Class	$1,000	$1,016.03	$9.25	1.82%
R Class	$1,000	$1,018.55	$6.72	1.32%

*
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

Principal Amount	Value
Government Bonds — 89.3%
AUSTRALIA—0.9%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	$13,112,234
AUSTRIA—5.0%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	16,280,000	22,917,049
Republic of Austria, 4.30%, 9/15/17(1)(2)	EUR	6,720,000	9,736,190
Republic of Austria, 4.35%, 3/15/19(1)(2)	EUR	20,220,000	29,176,776
Republic of Austria, 4.15%, 3/15/37(1)(2)	EUR	5,725,000	7,999,011
			69,829,026
BELGIUM—4.8%
Kingdom of Belgium, 4.00%, 3/28/14(1)	EUR	25,300,000	35,199,166
Kingdom of Belgium, 4.00%, 3/28/18(1)	EUR	8,695,000	11,849,141
Kingdom of Belgium, 3.75%, 9/28/20	EUR	8,370,000	10,977,934
Kingdom of Belgium, 5.00%, 3/28/35	EUR	6,500,000	9,506,833
			67,533,074
CANADA—3.6%
Government of Canada, 5.00%, 6/1/14(1)	CAD	20,090,000	22,160,019
Government of Canada, 3.75%, 6/1/19	CAD	9,200,000	9,753,314
Government of Canada, 5.75%, 6/1/33(1)	CAD	14,001,000	18,841,012
			50,754,345
DENMARK—2.6%
Kingdom of Denmark, 5.00%, 11/15/13(1)	DKK	127,700,000	25,224,943
Kingdom of Denmark, 4.00%, 11/15/17(1)	DKK	37,500,000	7,315,715
Kingdom of Denmark, 4.00%, 11/15/19(1)	DKK	21,400,000	4,145,244
			36,685,902
FINLAND—5.2%
Government of Finland, 4.25%, 9/15/12(1)	EUR	8,400,000	11,863,854
Government of Finland, 3.125%, 9/15/14(1)	EUR	17,140,000	24,217,508
Government of Finland, 3.875%, 9/15/17(1)	EUR	9,990,000	$14,401,549
Government of Finland, 4.375%, 7/4/19(1)	EUR	4,125,000	6,060,992
Government of Finland, 3.375%, 4/15/20(1)	EUR	6,490,000	8,814,132
Government of Finland, 4.00%, 7/4/25(1)	EUR	5,500,000	7,775,878
			73,133,913
FRANCE—4.1%
Government of France, 4.00%, 4/25/14(1)	EUR	14,770,000	21,268,715
Government of France, 4.25%, 4/25/19(1)	EUR	13,170,000	19,010,006
Government of France, 5.50%, 4/25/29(1)	EUR	4,280,000	6,965,613
Government of France, 4.75%, 4/25/35(1)	EUR	6,285,000	9,523,619
			56,767,953
GERMANY—15.6%
German Federal Republic, 4.00%, 10/11/13(1)	EUR	23,000,000	33,191,018
German Federal Republic, 3.50%, 1/4/16(1)	EUR	49,655,000	71,174,991
German Federal Republic, 3.75%, 1/4/19(1)	EUR	21,565,000	30,866,797
German Federal Republic, 2.25%, 9/4/20(1)	EUR	6,500,000	8,213,460
German Federal Republic, 5.625%, 1/4/28(1)	EUR	4,800,000	8,157,188
German Federal Republic, 4.75%, 7/4/34(1)	EUR	14,380,000	22,998,586
German Federal Republic, 4.25%, 7/4/39(1)	EUR	10,700,000	16,339,837
KfW, 4.375%, 10/11/13(1)	EUR	19,400,000	27,824,025
			218,765,902

Principal Amount	Value
IRELAND—4.0%
Republic of Ireland, 4.00%, 1/15/14(1)	EUR	11,500,000	$13,990,527
Republic of Ireland, 5.90%, 10/18/19(1)	EUR	32,290,000	35,358,552
Republic of Ireland, 5.40%, 3/13/25(1)	EUR	6,400,000	6,124,830
			55,473,909
ITALY—4.2%
Republic of Italy, 5.25%, 8/1/17(1)	EUR	16,770,000	23,748,958
Republic of Italy, 4.75%, 8/1/23(1)	EUR	14,140,000	18,628,065
Republic of Italy, 5.00%, 8/1/34(1)	EUR	6,180,000	7,894,315
Republic of Italy, 4.00%, 2/1/37(1)	EUR	7,100,000	7,790,897
			58,062,235
JAPAN—12.4%
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	38,274,628
Government of Japan, 1.20%, 6/20/15(1)	JPY	3,230,000,000	41,216,694
Government of Japan, 1.50%, 9/20/18(1)	JPY	2,650,000,000	34,336,512
Government of Japan, 2.10%, 12/20/26(1)	JPY	2,944,450,000	38,412,579
Government of Japan, 2.40%, 3/20/37(1)	JPY	1,622,000,000	21,742,851
			173,983,264
NETHERLANDS—4.7%
Kingdom of Netherlands, 4.25%, 7/15/13(1)	EUR	11,600,000	16,732,501
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	16,720,000	24,364,324
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	10,340,000	14,203,026
Kingdom of Netherlands, 4.00%, 1/15/37(1)	EUR	7,450,000	10,710,973
			66,010,824
PORTUGAL—4.6%
Republic of Portugal, 3.60%, 10/15/14(1)	EUR	7,780,000	$9,801,427
Republic of Portugal, 4.35%, 10/16/17(1)	EUR	19,460,000	23,290,839
Republic of Portugal, 4.75%, 6/14/19(1)	EUR	21,580,000	25,603,822
Republic of Portugal, 4.10%, 4/15/37(1)	EUR	5,300,000	4,981,328
			63,677,416
SPAIN—4.7%
Government of Spain, 5.40%, 7/30/11(1)	EUR	11,550,000	15,711,310
Government of Spain, 4.25%, 1/31/14(1)	EUR	21,460,000	29,125,306
Government of Spain, 4.00%, 4/30/20(1)	EUR	6,180,000	7,444,830
Government of Spain, 4.90%, 7/30/40(1)	EUR	11,800,000	13,508,264
			65,789,710
SWEDEN—1.5%
Government of Sweden, 6.75%, 5/5/14(1)	SEK	78,200,000	13,214,802
Government of Sweden, 4.25%, 3/12/19(1)	SEK	47,530,000	7,604,376
			20,819,178
UNITED KINGDOM—11.4%
Government of United Kingdom, 5.00%, 9/7/14(1)	GBP	10,480,000	18,189,589
Government of United Kingdom, 4.00%, 9/7/16(1)	GBP	10,350,000	17,398,493
Government of United Kingdom, 4.50%, 3/7/19(1)	GBP	14,000,000	23,854,642
Government of United Kingdom, 3.75%, 9/7/19(1)	GBP	12,000,000	19,315,415
Government of United Kingdom, 4.25%, 3/7/36(1)	GBP	14,700,000	23,096,986
Government of United Kingdom, 4.50%, 12/7/42(1)	GBP	34,660,000	57,030,026
			158,885,151
TOTAL GOVERNMENT BONDS (Cost $1,265,754,784)			1,249,284,036

Principal Amount	Value
Credit — 8.0%
AUSTRALIA—0.9%
New South Wales Treasury Corp., 5.50%, 3/1/17(1)	AUD	12,100,000	$12,184,945
FRANCE—2.4%
Compagnie de Financement Foncier, MTN, 1.25%, 12/1/11(1)	JPY	2,750,000,000	34,084,081
MULTI-NATIONAL—2.8%
European Investment Bank, MTN, 4.75%, 6/6/12(1)	GBP	10,550,000	17,273,332
European Investment Bank, MTN, 5.375%, 10/15/12(1)	EUR	14,660,000	21,051,740
			38,325,072
SPAIN(3)
FTA Santander Auto, Class A, VRN, 1.09%, 2/25/11, resets quarterly off the 3-month Euribor plus 0.06% with no caps	EUR	181,645	238,868
UNITED KINGDOM—1.9%
Royal Bank of Scotland Group plc, MTN, 3.25%, 1/25/13(1)	EUR	20,000,000	27,065,955
TOTAL CREDIT (Cost $100,091,774)			111,898,921

		Principal Amount/ Shares	Value
Short-Term Investments — 0.2%
UNITED STATES—0.2%
U.S. Treasury Bills, 0.15%, 3/3/11(1)(4) (Cost $1,999,492)	USD	2,000,000	$1,999,632
Temporary Cash Investments — 1.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		874	874
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $27,137,981), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $26,568,177)			26,568,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,568,874)			26,568,874
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,394,414,924)			1,389,751,463
OTHER ASSETS AND LIABILITIES — 0.6%			8,717,145
TOTAL NET ASSETS — 100.0%			$1,398,468,608

Forward Foreign Currency Exchange Contracts

Contracts to Sell	Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
257,233,000	JPY for EUR	HSBC Bank plc	1/28/11	$3,169,181	$(95,722)
445,355,000	JPY for EUR	UBS AG	1/28/11	5,486,895	93,228
110,243,000	JPY for GBP	HSBC Bank plc	1/28/11	1,358,224	(44,225)
70,000	AUD for USD	UBS AG	1/28/11	71,366	(2,157)
170,000	AUD for USD	Westpac Banking Corp.	1/28/11	173,318	(7,840)
370,000	AUD for USD	UBS AG	1/28/11	377,222	(11,774)
490,000	AUD for USD	HSBC Bank plc	1/28/11	499,565	(25,627)
520,000	AUD for USD	Westpac Banking Corp.	1/28/11	530,150	(14,045)
630,000	AUD for USD	HSBC Bank plc	1/28/11	642,298	(19,700)
660,000	AUD for USD	Westpac Banking Corp.	1/28/11	672,883	(6,015)
310,000	CAD for USD	HSBC Bank plc	1/28/11	311,652	(4,618)
510,000	CAD for USD	Westpac Banking Corp.	1/28/11	512,717	(3,012)
630,000	CAD for USD	UBS AG	1/28/11	633,357	(15,988)
650,000	CAD for USD	HSBC Bank plc	1/28/11	653,463	(20,231)
1,320,000	CAD for USD	UBS AG	1/28/11	1,327,033	(22,041)

Contracts to Sell	Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
230,000	CHF for USD	UBS AG	1/28/11	$246,053	$(10,599)
500,000	CHF for USD	Westpac Banking Corp.	1/28/11	534,897	(30,223)
2,120,223	CHF for USD	HSBC Bank plc	1/28/11	2,268,200	(104,928)
4,160,000	DKK for USD	Westpac Banking Corp.	1/28/11	745,738	(6,923)
14,850,000	DKK for USD	UBS AG	1/28/11	2,662,068	132,595
138,064,149	DKK for USD	Barclays Bank plc	1/28/11	24,749,909	918,776
700,000	EUR for USD	HSBC Bank plc	1/28/11	935,410	34,000
1,050,000	EUR for USD	Westpac Banking Corp.	1/28/11	1,403,115	(19,885)
2,420,000	EUR for USD	UBS AG	1/28/11	3,233,846	160,930
3,300,000	EUR for USD	Westpac Banking Corp.	1/28/11	4,409,790	136,606
6,600,000	EUR for USD	Westpac Banking Corp.	1/28/11	8,819,580	(148,210)
310,000	GBP for USD	HSBC Bank plc	1/28/11	483,247	8,407
440,000	GBP for USD	HSBC Bank plc	1/28/11	685,898	25,290
960,000	GBP for USD	HSBC Bank plc	1/28/11	1,496,506	26,391
1,000,000	GBP for USD	Westpac Banking Corp.	1/28/11	1,558,860	1,120
1,000,000	GBP for USD	UBS AG	1/28/11	1,558,860	22,221
1,000,000	GBP for USD	Westpac Banking Corp.	1/28/11	1,558,860	28,899
1,640,000	GBP for USD	Westpac Banking Corp.	1/28/11	2,556,530	1,996
1,810,000	GBP for USD	Westpac Banking Corp.	1/28/11	2,821,537	86,181
2,090,000	GBP for USD	Westpac Banking Corp.	1/28/11	3,258,017	(39,886)
3,600,000	GBP for USD	HSBC Bank plc	1/28/11	5,611,896	76,932
22,000,000	JPY for USD	UBS AG	1/28/11	271,046	(7,453)
60,960,000	JPY for USD	HSBC Bank plc	1/28/11	751,044	(21,499)
81,630,000	JPY for USD	Westpac Banking Corp.	1/28/11	1,005,704	(30,687)
83,870,000	JPY for USD	Westpac Banking Corp.	1/28/11	1,033,301	(10,602)
100,000,000	JPY for USD	UBS AG	1/28/11	1,232,027	(36,429)
100,000,000	JPY for USD	HSBC Bank plc	1/28/11	1,232,027	(32,440)
100,000,000	JPY for USD	HSBC Bank plc	1/28/11	1,232,027	(27,846)
105,550,000	JPY for USD	Westpac Banking Corp.	1/28/11	1,300,405	(32,642)
124,990,000	JPY for USD	Westpac Banking Corp.	1/28/11	1,539,911	(45,235)
156,410,000	JPY for USD	UBS AG	1/28/11	1,927,014	(57,221)
161,320,000	JPY for USD	Westpac Banking Corp.	1/28/11	1,987,506	(21,251)
3,140,000	NOK for USD	UBS AG	1/28/11	537,479	(2,720)
120,000	NZD for USD	Westpac Banking Corp.	1/28/11	93,322	(2,766)
460,000	NZD for USD	Westpac Banking Corp.	1/28/11	357,733	(4,775)
530,000	NZD for USD	Westpac Banking Corp.	1/28/11	412,170	(13,384)
750,000	NZD for USD	UBS AG	1/28/11	583,260	(8,310)
2,720,000	SEK for USD	UBS AG	1/28/11	404,095	4,325
4,450,000	SEK for USD	Westpac Banking Corp.	1/28/11	661,111	(20,040)
4,860,000	SEK for USD	Westpac Banking Corp.	1/28/11	722,023	(12,211)
5,480,000	SEK for USD	Westpac Banking Corp.	1/28/11	814,133	(21,698)
97,899,999	SEK for USD	Deutsche Bank AG	1/28/11	14,544,452	(26,123)
				$120,659,931	$668,916

(Value on Settlement Date $121,328,847)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,340,120	EUR for JPY	HSBC Bank plc	1/28/11	$3,127,102	$53,643
3,982,625	EUR for JPY	UBS AG	1/28/11	5,321,981	(258,140)
841,530	GBP for JPY	HSBC Bank plc	1/28/11	1,311,828	(2,171)
660,000	AUD for USD	Westpac Banking Corp.	1/28/11	672,883	32,195
6,768,930	AUD for USD	UBS AG	1/28/11	6,901,060	314,349
400,000	CAD for USD	Westpac Banking Corp.	1/28/11	402,131	3,875
1,115,856	CAD for USD	UBS AG	1/28/11	1,121,802	35,546
15,500,000	CAD for USD	Westpac Banking Corp.	1/28/11	15,582,588	84,448
17,199,800	DKK for USD	Deutsche Bank AG	1/28/11	3,083,302	(39,732)
20,000,000	DKK for USD	Barclays Bank plc	1/28/11	3,585,277	(65,231)
25,000,000	DKK for USD	Westpac Banking Corp.	1/28/11	4,481,596	(9,981)
3,108,820	EUR for USD	Barclays Bank plc	1/28/11	4,154,316	(152,954)
5,000,000	EUR for USD	Deutsche Bank AG	1/28/11	6,681,500	(82,700)
8,000,000	EUR for USD	Westpac Banking Corp.	1/28/11	10,690,400	102,872
1,760,000	GBP for USD	UBS AG	1/28/11	2,743,594	(75,398)
3,000,000	GBP for USD	Westpac Banking Corp.	1/28/11	4,676,580	51,387
6,500,000	GBP for USD	Westpac Banking Corp.	1/28/11	10,132,590	(345,716)
20,925,020	GBP for USD	HSBC Bank plc	1/28/11	32,619,177	(517,685)
43,010,000	JPY for USD	UBS AG	1/28/11	529,895	(3,097)
600,000,000	JPY for USD	Deutsche Bank AG	1/28/11	7,392,163	118,554
700,000,000	JPY for USD	Westpac Banking Corp.	1/28/11	8,624,190	(60,673)
731,830,722	JPY for USD	Westpac Banking Corp.	1/28/11	9,016,354	2,383
8,470,000	NOK for USD	Westpac Banking Corp.	1/28/11	1,449,824	59,371
11,101,912	NOK for USD	Deutsche Bank AG	1/28/11	1,900,333	17,584
7,318,957	NZD for USD	Westpac Banking Corp.	1/28/11	5,691,806	250,235
				$151,894,272	$(487,036)

(Value on Settlement Date $152,381,308)

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
102	U.S. Long Bond	March 2011	$12,456,750	$(518,242)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
525	U.S. Treasury 2-Year Notes	March 2011	$114,925,781	$289,021

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

Euribor = Euro Interbank Offered Rate

GBP = British Pound

JPY = Japanese Yen

MTN = Medium Term Note

NOK = Norwegian Krone

NZD = New Zealand Dollar

resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK = Swedish Krona

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $127,383,000.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $46,911,977, which represented 3.4% of total net assets.

(3)	Category is less than 0.05% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2010 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,394,414,924)	$1,389,751,463
Foreign currency holdings, at value (cost of $1,242,933)	1,256,716
Receivable for investments sold	15,608,366
Receivable for capital shares sold	912,915
Unrealized gain on forward foreign currency exchange contracts	2,884,339
Receivable for variation margin on futures contracts	114,750
Interest receivable	23,109,692
1,433,638,241

Liabilities
Disbursements in excess of demand deposit cash	483
Payable for capital shares redeemed	31,366,358
Unrealized loss on forward foreign currency exchange contracts	2,702,459
Payable for variation margin on futures contracts	139,453
Accrued management fees	933,374
Distribution and service fees payable	27,506
35,169,633

Net Assets	$1,398,468,608

Net Assets Consist of:
Capital paid in	$1,398,902,706
Accumulated net investment loss	(11,405,261)
Undistributed net realized gain	15,250,864
Net unrealized depreciation	(4,279,701)
$1,398,468,608

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,011,510,119	73,308,481	$13.80
Institutional Class	$278,576,804	20,201,218	$13.79
A Class	$100,880,165	7,330,889	$13.76	*
B Class	$314,965	22,788	$13.82
C Class	$6,994,672	506,107	$13.82
R Class	$191,883	13,898	$13.81

*Maximum offering price $14.41 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2010 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$25,643,722

Expenses:
Management fees	6,123,001
Distribution and service fees:
A Class	134,345
B Class	1,609
C Class	39,505
R Class	536
Trustees’ fees and expenses	44,285
Other expenses	97,927
6,441,208

Net investment income (loss)	19,202,514

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,414,552
Futures contract transactions	(347,188)
Foreign currency transactions	10,602,976
21,670,340

Change in net unrealized appreciation (depreciation) on:
Investments	(49,694,994)
Futures contracts	(227,639)
Translation of assets and liabilities in foreign currencies	127,825,584
77,902,951

Net realized and unrealized gain (loss)	99,573,291

Net Increase (Decrease) in Net Assets Resulting from Operations	$118,775,805

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2010 (UNAUDITED) AND YEAR ENDED JUNE 30, 2010
Increase (Decrease) in Net Assets	December 31, 2010	June 30, 2010
Operations
Net investment income (loss)	$19,202,514	$42,537,767
Net realized gain (loss)	21,670,340	17,396,551
Change in net unrealized appreciation (depreciation)	77,902,951	(103,989,773)
Net increase (decrease) in net assets resulting from operations	118,775,805	(44,055,455)

Distributions to Shareholders
From net investment income:
Investor Class	(43,376,253)	(58,612,581)
Institutional Class	(12,130,923)	(12,313,281)
A Class	(3,841,019)	(3,967,628)
B Class	(9,327)	(8,883)
C Class	(218,775)	(140,276)
R Class	(6,411)	(7,837)
From net realized gains:
Investor Class	(6,394,839)	—
Institutional Class	(1,666,487)	—
A Class	(599,295)	—
B Class	(1,902)	—
C Class	(42,714)	—
R Class	(1,125)	—
Decrease in net assets from distributions	(68,289,070)	(75,050,486)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(159,867,951)	(41,093,866)

Net increase (decrease) in net assets	(109,381,216)	(160,199,807)

Net Assets
Beginning of period	1,507,849,824	1,668,049,631
End of period	$1,398,468,608	$1,507,849,824

Accumulated undistributed net investment income (loss)	$(11,405,261)	$28,974,933

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2010 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.4925% to 0.6100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2010 was 0.80% for the Investor Class, A Class, B Class, C Class and R Class and 0.60% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2010, are detailed in the Statement of Operations.

Other Expenses — The fund’s total other expenses include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and other miscellaneous expenses. A portion of these expenses was due to nonrecurring expenses paid by the fund. The impact of total other expenses to the ratio of operating expenses to average net assets was 0.02% for the six months ended December 31, 2010.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2010, were $243,026,446 and $454,059,790, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2010		Year ended June 30, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,780,277	$152,459,791	26,031,671	$377,600,140
Issued in reinvestment of distributions	3,083,951	42,785,864	3,482,944	51,339,940
Redeemed	(24,986,614)	(358,019,909)	(38,493,609)	(548,289,790)
	(11,122,386)	(162,774,254)	(8,978,994)	(119,349,710)
Institutional Class
Sold	5,035,603	71,945,360	14,010,683	203,725,832
Issued in reinvestment of distributions	946,397	13,114,198	501,934	7,387,899
Redeemed	(7,093,889)	(102,426,426)	(9,110,144)	(129,155,599)
	(1,111,889)	(17,366,868)	5,402,473	81,958,132
A Class
Sold	3,092,236	42,987,323	2,471,302	36,110,176
Issued in reinvestment of distributions	208,547	2,884,728	245,066	3,602,136
Redeemed	(1,720,740)	(24,619,069)	(3,441,259)	(49,392,776)
	1,580,043	21,252,982	(724,891)	(9,680,464)
B Class
Sold	1,507	22,330	13,844	208,791
Issued in reinvestment of distributions	407	5,637	241	3,556
Redeemed	(1,267)	(17,908)	(5,933)	(86,213)
	647	10,059	8,152	126,134
C Class
Sold	41,225	588,443	561,019	8,284,892
Issued in reinvestment of distributions	8,351	115,785	4,902	72,040
Redeemed	(115,237)	(1,644,404)	(189,916)	(2,660,185)
	(65,661)	(940,176)	376,005	5,696,747
R Class
Sold	3,799	54,614	22,230	324,010
Issued in reinvestment of distributions	545	7,536	533	7,837
Redeemed	(7,823)	(111,844)	(12,490)	(176,552)
	(3,479)	(49,694)	10,273	155,295
Net increase (decrease)	(10,722,725)	$(159,867,951)	(3,906,982)	$(41,093,866)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	—	$1,249,284,036	—
Credit	—	111,898,921	—
Short-Term Investments	—	1,999,632	—
Temporary Cash Investments	$874	26,568,000	—
Total Value of Investment Securities	$874	$1,389,750,589	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$181,880	—
Futures Contracts	$(229,221)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(229,221)	$181,880	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2010
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$2,884,339	Unrealized loss on forward foreign currency exchange contracts	$2,702,459
Interest Rate Risk	Receivable for variation margin on futures contracts	114,750	Payable for variation margin on futures contracts	139,453
		$2,999,089		$2,841,912
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2010
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(2,381,797)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$4,373,155
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(347,188)	Change in net unrealized appreciation (depreciation) on futures contract	(227,639)
		$(2,728,985)		$4,145,516

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of foreign currency gains, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,396,103,357
Gross tax appreciation of investments	$67,370,029
Gross tax depreciation of investments	(73,721,923)
Net tax appreciation (depreciation) of investments	$(6,351,894)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2010(1)		2010	2009	2008	2007(2)		2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$13.45		$14.38	$15.13	$13.69	$13.78		$13.03	$14.76
Income From Investment Operations
Net Investment Income (Loss)(3)	0.17		0.35	0.43	0.45	0.20		0.34	0.30
Net Realized and Unrealized Gain (Loss)	0.82		(0.64)	(0.43)	1.58	(0.26)		0.73	(1.49)
Total From Investment Operations	0.99		(0.29)	— (4)	2.03	(0.06)		1.07	(1.19)
Distributions
From Net Investment Income	(0.56)		(0.64)	(0.54)	(0.59)	(0.03)		(0.31)	(0.41)
From Net Realized Gains	(0.08)		—	(0.21)	—	—		(0.01)	(0.13)
Total Distributions	(0.64)		(0.64)	(0.75)	(0.59)	(0.03)		(0.32)	(0.54)
Net Asset Value, End of Period	$13.80		$13.45	$14.38	$15.13	$13.69		$13.78	$13.03

Total Return(5)	7.45%		(2.39)%	0.16%	15.03%	(0.45)%		8.25%	(8.23)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.82	%(6)	0.82%	0.83%	0.82%	0.83	%(6)	0.82%	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.38	%(6)	2.44%	3.05%	3.01%	2.95	%(6)	2.51%	2.17%
Portfolio Turnover Rate	16%		64%	64%	74%	37%		206%	226%
Net Assets, End of Period (in thousands)	$1,011,510		$1,135,772	$1,343,268	$1,811,299	$1,440,762		$1,317,505	$1,040,576

(1)	Six months ended December 31, 2010 (unaudited).

(2)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2010(1)		2010	2009	2008	2007(2)		2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$13.46		$14.39	$15.15	$13.70	$13.78		$13.04	$14.77
Income From Investment Operations
Net Investment Income (Loss)(3)	0.19		0.38	0.46	0.48	0.21		0.35	0.36
Net Realized and Unrealized Gain (Loss)	0.81		(0.64)	(0.44)	1.58	(0.26)		0.74	(1.52)
Total From Investment Operations	1.00		(0.26)	0.02	2.06	(0.05)		1.09	(1.16)
Distributions
From Net Investment Income	(0.59)		(0.67)	(0.57)	(0.61)	(0.03)		(0.34)	(0.44)
From Net Realized Gains	(0.08)		—	(0.21)	—	—		(0.01)	(0.13)
Total Distributions	(0.67)		(0.67)	(0.78)	(0.61)	(0.03)		(0.35)	(0.57)
Net Asset Value, End of Period	$13.79		$13.46	$14.39	$15.15	$13.70		$13.78	$13.04

Total Return(4)	7.51%		(2.19)%	0.34%	15.29%	(0.34)%		8.43%	(7.98)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.62	%(5)	0.62%	0.63%	0.62%	0.63	%(5)	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.58	%(5)	2.64%	3.25%	3.21%	3.15	%(5)	2.71%	2.37%
Portfolio Turnover Rate	16%		64%	64%	74%	37%		206%	226%
Net Assets, End of Period (in thousands)	$278,577		$286,817	$228,895	$250,179	$109,350		$88,812	$6,329

(1)	Six months ended December 31, 2010 (unaudited).

(2)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2010(2)		2010	2009	2008	2007(3)		2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$13.40		$14.33	$15.07	$13.67	$13.77		$13.01	$14.75
Income From Investment Operations
Net Investment Income (Loss)(4)	0.15		0.32	0.39	0.41	0.18		0.30	0.27
Net Realized and Unrealized Gain (Loss)	0.82		(0.65)	(0.43)	1.54	(0.26)		0.74	(1.51)
Total From Investment Operations	0.97		(0.33)	(0.04)	1.95	(0.08)		1.04	(1.24)
Distributions
From Net Investment Income	(0.53)		(0.60)	(0.49)	(0.55)	(0.02)		(0.27)	(0.37)
From Net Realized Gains	(0.08)		—	(0.21)	—	—		(0.01)	(0.13)
Total Distributions	(0.61)		(0.60)	(0.70)	(0.55)	(0.02)		(0.28)	(0.50)
Net Asset Value, End of Period	$13.76		$13.40	$14.33	$15.07	$13.67		$13.77	$13.01

Total Return(5)	7.29%		(2.65)%	(0.08)%	14.50%	(0.57)%		8.03%	(8.47)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.07	%(6)	1.07%	1.08%	1.07%	1.08	%(6)	1.07%	1.07%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.13	%(6)	2.19%	2.80%	2.76%	2.70	%(6)	2.26%	1.92%
Portfolio Turnover Rate	16%		64%	64%	74%	37%		206%	226%
Net Assets, End of Period (in thousands)	$100,880		$77,065	$92,778	$124,844	$72,787		$65,452	$61,663

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended December 31, 2010 (unaudited).

(3)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(4)	Computed using average shares outstanding throughout the period.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2010(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$13.41		$14.33	$15.05	$14.55
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10		0.20	0.29	0.22
Net Realized and Unrealized Gain (Loss)	0.81		(0.63)	(0.44)	0.69
Total From Investment Operations	0.91		(0.43)	(0.15)	0.91
Distributions
From Net Investment Income	(0.42)		(0.49)	(0.36)	(0.41)
From Net Realized Gains	(0.08)		—	(0.21)	—
Total Distributions	(0.50)		(0.49)	(0.57)	(0.41)
Net Asset Value, End of Period	$13.82		$13.41	$14.33	$15.05

Total Return(4)	6.86%		(3.32)%	(0.88)%	6.38%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.82	%(5)	1.82%	1.83%	1.82	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.38	%(5)	1.44%	2.05%	1.96	%(5)
Portfolio Turnover Rate	16%		64%	64%	74	%(6)
Net Assets, End of Period (in thousands)	$315		$297	$201	$258

(1)	Six months ended December 31, 2010 (unaudited).

(2)	September 28, 2007 (commencement of sale) through June 30, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2010(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$13.41		$14.33	$15.05	$14.55
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10		0.20	0.28	0.22
Net Realized and Unrealized Gain (Loss)	0.81		(0.63)	(0.43)	0.69
Total From Investment Operations	0.91		(0.43)	(0.15)	0.91
Distributions
From Net Investment Income	(0.42)		(0.49)	(0.36)	(0.41)
From Net Realized Gains	(0.08)		—	(0.21)	—
Total Distributions	(0.50)		(0.49)	(0.57)	(0.41)
Net Asset Value, End of Period	$13.82		$13.41	$14.33	$15.05

Total Return(4)	6.86%		(3.32)%	(0.88)%	6.38%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.82	%(5)	1.82%	1.83%	1.82	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.38	%(5)	1.44%	2.05%	1.93	%(5)
Portfolio Turnover Rate	16%		64%	64%	74	%(6)
Net Assets, End of Period (in thousands)	$6,995		$7,666	$2,806	$1,497

(1)	Six months ended December 31, 2010 (unaudited).

(2)	September 28, 2007 (commencement of sale) through June 30, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2010(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$13.43		$14.35	$15.09	$14.55
Income From Investment Operations
Net Investment Income (Loss)(3)	0.14		0.27	0.34	0.28
Net Realized and Unrealized Gain (Loss)	0.81		(0.63)	(0.42)	0.69
Total From Investment Operations	0.95		(0.36)	(0.08)	0.97
Distributions
From Net Investment Income	(0.49)		(0.56)	(0.45)	(0.43)
From Net Realized Gains	(0.08)		—	(0.21)	—
Total Distributions	(0.57)		(0.56)	(0.66)	(0.43)
Net Asset Value, End of Period	$13.81		$13.43	$14.35	$15.09

Total Return(4)	7.16%		(2.82)%	(0.40)%	6.76%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.32	%(5)	1.32%	1.33%	1.32	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.88	%(5)	1.94%	2.55%	2.45	%(5)
Portfolio Turnover Rate	16%		64%	64%	74	%(6)
Net Assets, End of Period (in thousands)	$192		$233	$102	$28

(1)	Six months ended December 31, 2010 (unaudited).

(2)	September 28, 2007 (commencement of sale) through June 30, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century International Bond Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-70492   1102

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 28, 2011